Subsequent Events (Details Narrative) - USD ($)			3 Months Ended
	Jul. 15, 2025	Feb. 07, 2025	Mar. 20, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from common shares	$ 103,912
Number of common stock sold	22,860
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from common shares		$ 9,476,508	$ 3,511,042
Number of common stock issued			6,201,377